Description of Business (Details) $ in Thousands				6 Months Ended		12 Months Ended
	Mar. 26, 2024 USD ($) shares	Aug. 11, 2022 USD ($)	Aug. 09, 2022 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Asset Acquisition [Line Items]
Cash and cash equivalents				$ 19,656	$ 27,804	$ 11,640	$ 35,631
Net cash used in operating activities				$ 40,576	$ 30,042	39,286	127,960
Proceeds from issuance of convertible notes		$ 20,000	$ 20,000			$ 0	$ 54,300
ElectraMeccanica Vehicles Corp
Asset Acquisition [Line Items]
Issuance of common stock for acquisition, ratio	0.0143739
Issuance of common stock for acquisition (in shares) | shares	1,766,388
Acquisition, cash balance	$ 50,240